Schedule of actuarial assumptions of post retirement benefit plan JA (Details) - Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FRANCE [Member]
Discount rate	2.20%	1.90%	3.30%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24
JAPAN [Member]
Discount rate	1.00%	1.00%	1.40%
Salary increase	2.00%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	16	16	16